Biological Assets (Details 1) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Estimated selling price per lb	$ 817	$ 1,130
Impact of change in estimated selling price	$ 246,397	$ 219,428
Estimated stage of growth	49.00%	51.00%
Impact of change in estimated stage of growth	$ 204,814	$ 189,943
Estimated flower yield per harvest (lb)	$ 2,638	$ 1,915
Impact of change in estimated flower yield	$ 204,814	$ 189,943